                                    COLONIAL
                            HIGH YIELD MUNICIPAL FUND


                                   [GRAPHIC]


                                  ANNUAL REPORT
                                NOVEMBER 30, 1995

--------------------------------------------------------------------------------

                COLONIAL HIGH YIELD MUNICIPAL FUND HIGHLIGHTS
                      DECEMBER 1, 1994-NOVEMBER 30, 1995

INVESTMENT OBJECTIVE: Colonial High Yield Municipal Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:
   - Potential for high tax-free income
   - Experienced professional management
   - Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "Despite recent developments that may have a negative impact on the municipal bond market, including discussions about tax reform, we remain confident about the long-term prospects for this market. The municipal bond market should continue to be a source of attractive returns for investors."

                COLONIAL HIGH YIELD MUNICIPAL FUND PERFORMANCE
                                                CLASS A         CLASS B
Inception date                                  9/1/94          6/8/92
Distributions declared per share*               $0.668          $0.595
SEC yield on 11/30/95**                          4.95%           4.45%
Taxable-equivalent SEC yield***                  8.20%           7.37%
12-month total return, assuming reinvest-
ment of all distributions and no sales charge
or contingent deferred sales charge (CDSC)      17.28%          16.42%
Net asset value per share at 11/30/95           $10.23          $10.23

* A portion of the Fund's income may be subject to the alternative minimum tax. ** The 30-day SEC yield on November 30, 1995, reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.
***Taxable-equivalent SEC yield is based on the maximum federal income tax rate of 39.6%


QUALITY BREAKDOWN
(as of 11/30/95)
 ...............................................................................
AAA.................................6.1%        BB.........................2.1%
AA..................................3.4%        B..........................0.3%
A...................................7.8%        Non-rated.................49.0%
BBB................................28.6%        Cash and equivalents.......2.7%


Because the Fund is actively managed, quality weightings will change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             PRESIDENT'S MESSAGE
                             TO FUND SHAREHOLDERS

[Picture of John A. McNeice, Jr.] In general, conditions in the municipal bond market were favorable during the 12 months ended November 30, 1995. In fact, shareholders who stayed the course through a difficult 1994 were amply rewarded.

The impasse between President Clinton and the Congress over the federal government's debt ceiling produced some volatility in the fixed-income markets, although this problem did not have a significant impact on bond prices. The tax-exempt market has been focusing on this issue as well. However, tax reform, including the flat tax proposal, may have much larger implications for this market.

Of course, while these political issues have commanded our attention, it must be pointed out that, over the past 12 months, the positive impact of declining interest rates overcame almost all of the market's other concerns. This favorable trend reflects the Federal Reserve Board's success at slowing the economy and keeping inflation under control. The federal government's stated resolve to balance the budget added further downward momentum to interest rates.

With this update, I encourage you to read the following report on your Fund, including an interview with the Fund's Portfolio Manager. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.
John A. McNeice, Jr.
President
January 12, 1996

--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN is a Senior Vice President of Colonial Management Associates, Inc., and Portfolio Manager of Colonial High Yield Municipal Fund. Bonny also directs Colonial's Tax-Exempt Bond Group. PETER ANDERSEN is an Assistant Vice President of Colonial Management Associates, Inc. and co-manages the Fund.

WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD? "We took advantage of the declining interest rate environment by upgrading the credit quality of the portfolio. As interest rates moved lower, the difference in yields available from higher and lower quality bonds narrowed, allowing us to improve quality without sacrificing income or returns."

HOW DID THE FUND PERFORM RELATIVE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX? "The total return for the Fund's Class A shares was 17.28%, based on net asset value. The Fund underperformed the Lehman Brothers Municipal Bond Index, a broad based, unmanaged Index that tracks the performance of the municipal bond market. The Index posted a return of 18.90%.

"The Fund and the Index benefited from declining interest rates during the period. The Fund slightly underperformed the Index because of the difference in credit quality between the two. The Fund's average credit rating is lower than that of the Index, reflecting the Fund's focus on non-rated bonds. Although these non-rated bonds may support the Fund's total return when interest rates are increasing, they tend to receive less of a benefit from declining interest rates than higher quality rated bonds. We reduced our exposure to non-rated bonds during the fiscal year."

WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD? "The biggest impact came from the downward move in interest rates. From the beginning to the end of the period, long-term interest rates, as represented by the 30-year Treasury bond, declined from 8.01% to 6.14%. Another factor was the favorable supply/demand dynamic within the municipal bond market. The supply of municipal bonds has been declining for several years, and this trend is expected to continue. From January through November 1995, approximately $136 billion in new bonds were issued, a decline of 11.8% from calendar 1994. At the same time, demand remained strong, despite ongoing tax reform discussions in Washington. The combination of declining supply and continued interest in municipal bonds has enhanced the value of these securities.

"Although we avoid large positions in individual issues, there were some investments that especially contributed to performance. Among the Fund's non-rated holdings, T.L. Systems, a manufacturer of medical instruments and measuring devices, produced a total return of 34%, when that company was acquired by Bosch Company. Rated investments included bonds issued by the San Joaquin Hills Transportation Corridor Agency, which realized a price gain after the successful resolution of questions raised about the project's environmental impact."

WHAT IS YOUR OUTLOOK FOR THE TAX-EXEMPT BOND MARKET? "Tax reform will remain a source of concern. However, barring a radical change in the tax code, the combination of low supply and strong demand should produce attractive returns over the long term."

            COLONIAL HIGH YIELD MUNICIPAL FUND INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 6/92 - 11/95
              Based on Net Asset Value and CDSC for Class B Shares

                                    [CHART]


                           A           B         C          D
                           -           -         -          -
Label       Label       CHYMF        w/cdsc      nav      lehman
-----       -----       -----        ------      ---      -------

 1         6/92         6/92         10000      10000      10000
 2                                   10251      10251      10300
 3                                   10194      10194      10199
 4                                   10227      10227      10265
 5                                   10180      10180      10165
 6                                   10264      10264      10347
 7                                   10369      10369      10452
 8                                   10433      10433      10573
 9                                   10653      10653      10956
10                                   10625      10625      10840
11                                   10711      10711      10950
12                                   10745      10745      11011
13                                   10874      10874      11195
14                                   10909      10909      11209
15                                   11103      11103      11443
16                                   11202      11202      11573
17                                   11238      11238      11595
18                                   11187      11187      11493
19                                   11261      11261      11735
20                                   11369      11369      11869
21                                   11227      11227      11562
22                                   10851      10851      11091
23                                   10827      10827      11185
24                                   10902      10902      11283
25                                   10922      10922      11214
26                                   11077      11077      11419
27                                   11097      11097      11459
28                                   11016      11016      11291
29                                   10890      10890      11090
30                                   10727      10727      10889
31                                   10877      10877      11129
32                                   11131      11131      11447
33                                   11399      11399      11780
34                                   11527      11527      11915
35                                   11538      11538      11930
36                                   11844      11844      12310
37                                   11808      11808      12203
38                                   11878      11878      12319
39                                   11985      11985      12476
40                                   12104      12104      12554
41                                   12271      12271      12736
42                      11/95        12189      12489      12948


A $10,000 investment in Class A shares made on 9/1/94 at net asset value (NAV) would have been valued at $11,728 on 11/30/95. The same investment based on maximum offering price (MOP) would have grown to $11,171 on 11/30/95.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1995 (MOST RECENT QUARTER END)
--------------------------------------------------------------------------------

                           CLASS A SHARES                CLASS B SHARES
INCEPTION                      9/1/94                        6/8/92
                          NAV            MOP            NAV          w/CDSC
--------------------------------------------------------------------------------
1 year                   16.89%        11.34%         16.04%         11.04%
--------------------------------------------------------------------------------
Since inception          10.94%         6.97%          7.08%          6.37%
--------------------------------------------------------------------------------

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or contingent deferred sales charge (CDSC). MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5.00% for one year and 3.00% since inception.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                                      INVESTMENT PORTFOLIO
                                NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 95.5%                                       PAR              VALUE
---------------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING  - 1.3%
 AGRICULTURE - CROPS
 LA Port New Orleans Industrial Development,
  Continental Grain Co., Series 1993,
    7.500%        07/01/13                               $     2,000       $     2,070
                                                                            -----------

---------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 0.4%
 MA Health and Educational Facilities,
  Independent Living Bonds, Series 1993-A,
    8.100%        07/01/18                                       600               609
                                                                            -----------

---------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
 BUILDING CONSTRUCTION
 IN Hammond Sewer & Solid Waste Disposal,
  American Maize Products Co., Series A,
    8.000%        12/01/24                                     2,000             2,230
                                                                            -----------

---------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.5%
 REAL ESTATE
 MD Baltimore, Economic Development,
  Park Charles Project, Series 1986,
    8.000%        01/01/10                                       700               752
                                                                            -----------

---------------------------------------------------------------------------------------
GENERAL OBLIGATION - 1.7%
 AZ Apache County School District
  Number 010, Round Valley
  Project of 1987, Series 1990-C,
    9.875%        07/01/05                                        500               559
 CA State of California,
    5.750%        03/01/19                                      2,000             2,007
                                                                            -----------
                                                                                  2,566
                                                                            -----------

---------------------------------------------------------------------------------------
HEALTH - 18.9%
 HOSPITALS - 9.3%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare, Series 1989,
    11.000%       10/01/19                                        295               291
 DE State Economic Development,
  Riverside Hospital, Series 1992-A,
    9.500%        01/01/22                                        610               702
 FL Tarpon Springs Health Facilities
  Authority, Tarpon Springs Hospital
  Foundation, Series 1988,
    8.750%        05/01/12                                      1,000             1,069


                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991-A,
    9.750%        05/01/21 (a)                            $     1,500       $     1,275
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
    8.190%        02/15/21                                      1,000             1,152
 IL Health Facilities Authority,
  Edgewater Medical Center, Series A,
                     9.250%        07/01/24                     2,000             2,110
 MI State Hospital Finance Authority:
  Detroit Osteopathic Hospital C,
   Series 1987-A,
    7.500%        11/01/10                                        500               511
  Saratoga Community Hospital,
   Series 1992,
    8.750%        06/01/10                                        295               318
 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
  Series 1992,
    9.500%        03/01/22                                      1,000             1,169
 NC Lincoln County Hospital Project,
    9.000%        05/01/07                                        350               439
 NJ State Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
    7.250%        07/01/27                                      2,000             2,012
 PA Cambria County Hospital Authority,
  Conemaugh Valley Memorial Hospital,
  Series 1988-A,
    8.875%        07/01/18                                        165               181
 TN Chattanooga Health Education
  and Housing Facilities Board,
  North Park Hospital Project, Series 1993,
    8.500%        02/01/23                                      1,000             1,036
 VA Dickenson County Industrial
  Development, Volunteer Healthcare
  Systems Inc., Series 1988-A,
    10.750%       06/01/18(a)                                     500               110
 VT State Educational & Health Buildings
  Financing Agency, Springfield Hospital,
  Series A,
    7.750%        01/01/13                                        835               870
 WA State Health Care Facility,
  Grays Harbor Community
  Hospital, Series 1993:
    7.200%        07/01/03                                        210               226
    8.025%        07/01/20                                        960             1,043
                                                                            -----------
                                                                                 14,514
                                                                            -----------

                                    Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
HEALTH - CONT.
 HUMAN SERVICES PROVIDERS - 1.2%
 IL Champaign First Mortgage,
  Hoosier Care, Inc., Series 1989-A,
    9.750%        08/01/19                                $       495       $       532
 IN Wabash First Mortgage, Hoosier
  Care, Inc., Series 1989-A,
    9.750%        08/01/19                                        495               531
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
    9.750%        08/01/19                                        335               392
  Series 1992-C,
    9.750%        08/01/19                                        330               386
                                                                            -----------
                                                                                  1,841
                                                                            -----------
 NURSING HOMES - 8.4%
 AZ Tucson Industrial Development
  Authority, Villa Maria Care Center,
    10.125%       11/01/21                                        350               328
 CO State Health Facilities Authority,
  Denver,
    10.500%       05/01/19 (a)                                    450               310
 DE State Economic Development Authority,
  Churchman Village Project, Series A,
    10.000%       03/01/21                                        750               882
 DE Sussex County Healthcare Facility,
  Delaware Health Corp., Series 1994-A,
    7.600%        01/01/24                                      1,000               977
 FL Broward County, Beverly Enterprises,
    9.800%        11/01/10                                        615               689
 FL Flagler County Industrial
  Redevelopment Authority,
  South Florida Properties, Series 1988,
    10.500%       12/01/18                                        925               931
 FL Gadsden County Industrial Development,
  Florida Housing Properties, Inc.,
  Series 1988-A,
    10.450%      10/01/18                                        340               353
 FL Palm Beach County,
  Hillcrest Manor Project,
    10.250%       12/01/16                                        675               707
 IA State Healthcare Facility Finance
  Authority, Mercy Health Initiatives,
    9.950%        07/01/19                                        500               510
 KS Halstead Industrial Health Care
  Project,
    10.250%       08/01/13                                        335               234


                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 MA State Industrial Finance Agency:
  GF/Massachusetts Inc., Series 1994,
     8.300%        07/01/23                                $     1,000       $       986
  Mary Ann Morse Nursing Home,
   Series 1991-I,
     10.000%       01/01/21                                        500               637
 MI Cheboygan County Economic
  Development Corp.,
  Metro Health Foundation Project,
     10.000%       11/01/22 (a)                                    600               420
 MO Grove Industrial Development Authority,
  First Mortgage Health Care Facility,
  Heritage Manor GR, Series 1988,
     10.250%       11/01/13                                        440               396
 NJ Economic Development Authority,
  Geriatric and Medical Service, Inc.,
  Series A,
     10.500%       05/01/04                                        115               125
 OH Lucas County, Villa North
  Nursing Home, Series 1988-B,
     10.500%       06/01/18                                        300               294
 PA Chartiers Valley Industrial
  and Commercial Authority,
  Beverly Enterprises, Series 1985,
     10.000%       06/01/07                                      1,790             1,953
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc., Series 1989,
     10.125%       05/01/19                                        450               468
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
     9.000%        08/01/22                                         50                54
 PA Lackawanna County Industrial Authority,
  Green Ridge Nursing Center, Inc.,
     10.500%       12/01/10                                        200               213
 PA Luzerne County Industrial Development
  Authority, Millville Nursing Center,
     10.500%       12/01/12                                        235               223
 PA Montgomery County Higher Education
  & Health Authority, AHF/Roslyn-
  Hatboro, Inc. Project,
     9.000%        11/15/22                                        300               312
 PA Philadelphia Authority for Industrial
  Development, First Mortgage, RHA/PA
  Nursing Home, Series 1988,
     10.250%       11/01/18                                        740               769
 VA Beach Development Authority,
  Beverly Enterprises, Series 1985,
     10.000%       04/01/10                                        240               270
                                                                             -----------
                                                                                  13,041
                                                                             -----------

                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
HOUSING - 18.5%
 ASSISTED LIVING/SENIOR - 3.5%
 CT State Authority, First
  Mortgage Gross Health Care,
  Church-Avery Project, Series 1990,
   9.000%        04/01/20                                 $       500       $       540
 IL State Development Finance Authority,
  Care Institute, Inc.,
   8.250%        06/01/25                                       2,000             2,060
 MN Roseville, Care Institute, Inc.,
  Series 1993,
   7.750%        11/01/23                                       1,270             1,181
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
   8.250%        05/01/23                                         620               627
 TX Bell County Health Facilities
  Development Corp., Care Institutions, Inc.
   9.000%        11/01/24                                       1,000             1,071
                                                                            -----------
                                                                                  5,479
                                                                            -----------
 MULTI-FAMILY - 11.1%
 AK State Housing Finance Corp.,
  Series 1992-A2,
   6.750%        12/01/24                                       1,735             1,804
 FL Clearwater,
  Hampton Apartments,
   8.250%        05/01/24                                       2,000             2,125
 FL Hialeah Housing Authority,
  Series 1991,
   9.500%        11/01/21                                       2,000             2,100
 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993-C,
   9.250%        01/01/19                                         750               762
 MN Lakeville, Southfork
  Apartment Project, Series 1989-A,
   9.875%        02/01/20                                         700               714
 MN White Bear Lake,
  Birch Lake Townhomes Project,
  Series 1988-A,
   9.750%        07/15/19                                         750               759
 NC Eastern Carolina Regional Housing
  Authority, Jacksonville New River
  Apartments,
   8.250%        09/01/14                                       1,500             1,528
 Resolution Trust Corp.,
  Pass Through Certificates,
  Series 1993-A,
   8.500%        12/01/16 (b)                                   4,248             4,391

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 SC State Housing Finance and Development,
  Multi-family Housing Finance Revenue,
  Westbridge Apartments, Series A,
   9.500%        09/01/20                                 $       650       $       666
 TN Memphis Center City Finance Corp.,
  Multi-family Housing Board, Riverset
  Apartments-Phase II Project, Series 1989-A,
   9.500%        10/01/19                                         500               454
 TX Galveston Pass Through Certificates,
  Health Facilities Center,
   8.000%        08/01/23                                       1,000             1,043
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990-A,
   10.000%       01/01/21                                         500               508
 VA Roanoke Redevelopment & Housing
  Authority, First Mortgage, Mountain Ridge,
   9.250%        11/01/22                                         500               515
                                                                            -----------
                                                                                 17,369
                                                                            -----------
 SINGLE-FAMILY - 3.9%
 CA Orange County, Series 1983, Issue 1,
   9.250%        09/01/16                                          55                52
 CO State Housing Finance Authority,
  Series D-1,
   7.375%        06/01/26                                       2,000             2,213
 MN Washington County Housing &
  Redevelopment Authority, Cottages of
  Aspen Project,
   9.250%        06/01/22                                         495               509
 MO State Housing Development Commission,
  Series C,
   7.250%        09/01/26                                       3,000             3,304
                                                                            -----------
                                                                                  6,078
                                                                            -----------

---------------------------------------------------------------------------------------
MANUFACTURING - 9.1%
 FURNITURE & FIXTURES - 0.3%
 TN McKenzie Industrial Development Board,
  American Lantern Co.,
   10.500%       05/01/16                                         473               509
                                                                            -----------

 MEASURING & ANALYZING INSTRUMENTS - 0.4%
 MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
   10.000%       09/01/16                                         535               637
                                                                            -----------

 PAPER PRODUCTS - 6.6%
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
   7.500%        01/01/26                                       2,500             2,563

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
MANUFACTURING - CONT.
 PAPER PRODUCTS - CONT.
 LA DeSoto Parish, International Paper,
   6.550%        04/01/19                                 $     1,000       $     1,044
 MI State Strategic Fund,
  Blue Water Fiber Project, Series 1994,
   8.000%        01/01/12                                       2,000             1,927
 MI State Strategic Fund Limited,
  Great Lakes Pulp & Fibre Project,
   10.250%        12/01/16                                      2,500             2,634
 SC Darlington County,
  Industrial Development Authority,
  Sonoco Products Co. Project,
   6.125%        06/01/25                                       2,000             2,070
                                                                            -----------
                                                                                 10,238
                                                                            -----------
 PRIMARY METAL - 1.3%
 LA Vidalia, Alcoa Co. of
  America Project,
   5.875%        09/01/13                                       2,000             2,048
                                                                            -----------

 TRANSPORTATION EQUIPMENT - 0.5%
 MN Buffalo, Von Ruden Manufacturing Inc.,
   10.500%        09/01/14                                        790               851
                                                                            -----------

---------------------------------------------------------------------------------------
MINING - 1.5%
 CRUDE PETROLEUM & NATURAL GAS - 1.2%
 WA Pierce County, Economic
  Development Corp.,
  Occidental Petroleum Co.,
   5.800%        09/01/29                                       2,000             1,888
                                                                            -----------

 METAL MINING - 0.3%
 OH Cuyahoga County,
  Joy Technologies, Inc.,
   8.750%        09/15/07                                         360               391
                                                                            -----------

---------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 5.6%
 GA Wayne County Development Authority,
  Solid Waste Disposal, ITT Royonier,
  Inc., Series 1990,
   8.000%        07/01/15                                         500               561
 IL Bryant Pollution Control Revenue,
  Central Illinois Light Co. Project,
   5.900%        08/01/23                                       1,750             1,792
 OH State Water Development, Pollution
  Control, Pennsylvania Power Co.,
   8.100%        01/15/20                                         500               546
 SC York County Industrial Revenue,
  Hoechst Celanese Corp.,
   5.700%        01/01/24                                       4,535             4,512

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 TX Matagorda County, Collateralized
  Pollution Control, Houston Lighting
  and Power Co., Series 1986-A,
   7.875%        11/01/16                                 $       800       $       836
 WV Weirton Pollution Control, Weirton
  Steel Corp., Series 1989,
   8.625%        11/01/14                                         500               532
                                                                            -----------
                                                                                  8,779
                                                                            -----------

---------------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 5.1%
 CO Denver City and County
  Special Facilities Airport,
  United Air Lines, Series 1992-A,
   6.875%        10/01/32                                       5,000             5,125
 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992-A,
   9.250%        11/01/12                                         655               744
 TX Dallas-Fort Worth International Airport,
  American Airlines, Inc.,  Series 1990,
   7.500%        11/01/25                                       2,000             2,140
                                                                            -----------
                                                                                  8,009
                                                                            -----------

---------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 12.2%
 AIRPORTS - 8.0%
 CO Denver City & County Airport:
  Airport System, Series 1992-C,
   6.750%        11/15/22                                       1,250             1,300
  Denver International Airport, Series 1991-D,
   7.750%        11/15/21                                       2,000             2,233
  Stapleton International Airport, Series 1990-A,
   8.500%        11/15/23                                         250               285
 IL Chicago O'Hare International Airport
  Special Facility, United Airlines, Inc.,
  Series 1988-A,
   8.400%        05/01/18                                         965             1,055
 IN State Airport Authority,
   7.100%        01/15/17                                       4,000             4,350
 TX Alliance Airport Authority,
  American Airlines Project,
   7.500%        12/01/29                                       3,000             3,217
                                                                            -----------
                                                                                 12,440
                                                                            -----------
 TURNPIKES/TOLL ROADS/BRIDGES - 4.2%
 CA Foothill Eastern Transportation
  Corridor Agency, State Toll Road,
  Senior Lien, Series A:
   (c)           01/01/29                                      12,000             1,410
   6.000%        01/01/34                                       1,500             1,466

                        Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
 TURNPIKES/TOLL ROADS/BRIDGES - CONT.
 CA San Joaquin Hills Transportation Corridor
  Agency, Senior Lien Toll Road,
  Series 1993, Current Interest Bond Series:
  (c)           01/01/23                                  $     5,250       $       932
  5.000%        01/01/33                                        2,000             1,685
 MA State Industrial Finance Agency,
  Series 1990,
  9.000%        10/01/20                                          940             1,081
                                                                            -----------
                                                                                  6,574
                                                                            -----------

---------------------------------------------------------------------------------------
RETAIL TRADE - 1.4%
 MISCELLANEOUS RETAIL
 OH Lake County Economic Development,
  North Madison Properties, Series 1993,
  8.819%        09/01/11                                          545               579
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
  8.000%        12/01/10                                        1,500             1,547
                                                                            -----------
                                                                                  2,126
                                                                            -----------

---------------------------------------------------------------------------------------
SERVICES - 0.3%
 HOTELS, CAMPS & LODGING
 MN Burnsville Commercial Development,
  Holiday Inn Project,
  10.600%       06/01/06                                          500               514
                                                                            -----------

---------------------------------------------------------------------------------------
SOLID WASTE - 5.3%
 LAND FILL - 2.0%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc. Project,
  9.000%        09/01/05                                           950            1,018
 WA Walla Walla Public Corp.,
  Ponderosa Fibres Project,
  9.125%        01/01/26                                        2,000             2,087
                                                                            -----------
                                                                                  3,105
                                                                            -----------

 MISCELLANEOUS DISPOSAL - 1.0%
 CT State Disposal Facility,
  Waterbury Project,  Series 1995,
  9.375%        06/01/16                                        1,500             1,519
                                                                            -----------

 RECYCLING - 0.1%
 GA Fulton County Industrial Development
  Authority, Waste Recycling, Inc.,
  10.500%       12/01/07                                          120               127
                                                                            -----------

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 RESOURCE RECOVERY - 2.2%
 WY Sweetwater County,
  FMC Corp. Project, Series A,
   7.000%        06/01/24                                 $     3,325       $     3,491
                                                                            -----------

---------------------------------------------------------------------------------------
TAX ALLOCATION - 2.7%
 CA Carson Improvement, Series 1992,
   7.375%        09/02/22                                         975            1,030
 CA Pleasanton Joint Powers Financing
  Reassesment Subordinated Revenue,
  Series 1993-B,
   6.750%        09/02/17                                       1,950             1,960
 IL State Development Finance Authority,
  City of Marion Project,  Series 1991,
   9.625%        09/15/21                                       1,195             1,241
                                                                            -----------
                                                                                  4,231
                                                                            -----------

---------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.4%
 AIR TRANSPORTATION
 NY New York City Industrial Development
  Agency, American Airlines,
   6.900%        08/01/24                                       2,000             2,128
                                                                            -----------

---------------------------------------------------------------------------------------
UTILITY - 5.1%
 CO-GENERATION - 1.6%
 FL Martin County Industrial
  Development Authority, Indiantown
  Co-Generation Project,
   7.875%        12/15/25                                       1,000             1,142
 MD State Energy Financing Administration,
  Co-Generation Warrior Run Project,
   7.400%        09/01/19                                       1,250             1,308
                                                                            -----------
                                                                                  2,450
                                                                            -----------
 INDIVIDUAL POWER PRODUCER - 2.0%
 PA State Economic Development Finance
  Authority, Colver Project, Series D,
   7.150%        12/01/18                                       2,900             3,063
                                                                            -----------
 MUNICIPAL ELECTRIC - 1.5%
 CA Colton Public Finance Authority,
   7.500%        10/01/20                                       1,000             1,013
 MN Southern Minnesota Municipal
  Power Agency, Series 1994-A,
   (c)           01/01/25                                       6,660             1,340
                                                                            -----------
                                                                                  2,353
                                                                            -----------

                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
WATER & SEWER - 3.1%
 LA Public Facility Belmont Water
  Authority,
    9.000%        03/15/24                                 $      630       $       664
 MA State Industrial Finance Agency,
  Environmental Service Project,
  Series 1994-A,
    8.750%        11/01/21                                      1,000             1,036
 MS Five Lakes Utility District,
    8.250%        07/15/24                                        400               415
 NJ Economic Development Authority,
  Hills Development Co., Series 1988,
    10.500%        09/01/08                                       400               418
 NY New York City Municipal Water
  Finance Authority, Series B,
    5.500%        06/15/19                                     2 ,000             1,995
 OH State Water Development Pollution
  Collateralized Control, The Cleveland
  Electric Illumination, Series 1987 A-2,
    9.750%        11/01/22                                        250               266
                                                                            -----------
                                                                                  4,794
                                                                            -----------

TOTAL  MUNICIPAL BONDS (cost of $142,456) (d)                                   148,814
                                                                            -----------

SHORT-TERM OBLIGATIONS - 2.6%
---------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e)
 IL State Development Finance Authority,
  Ulhich Children's Home Project,
    3.900%        04/01/07                                      1,500             1,500
 IL  State Health Facilities Authority,
  Franciscan Sisters Health Center,
    4.100%        01/01/18                                        700               700
 MA State Health and Educational Facilities,
  Capital Assets,
    3.800%        01/01/35                                      1,000             1,000
 MI Farmington, Botsford Hospital,
    3.900%        02/15/16                                        300               300
 SC State Jobs Economic Development
  Authority,
    4.100%        12/01/12                                        600               600
                                                                            -----------

TOTAL SHORT-TERM OBLIGATIONS                                                      4,100
                                                                            -----------

OTHER ASSETS & LIABILITIES, NET - 1.9%                                            2,976
---------------------------------------------------------------------------------------

NET ASSETS - 100%                                                           $   155,890
                                                                            -----------

                    Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) This issuer is in default of certain debt covenants. Income is not being accrued.

(b) This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of this security amounted to $4,391 or 2.8% of net assets.

(c) Zero coupon bond.

(d) Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.


 See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1995

(In thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $142,456) ...............................  $ 148,814
Short-term obligations .............................................      4,100
                                                                      ---------
                                                                        152,914
Receivable for:
  Interest ......................................   $   3,504
  Fund shares sold ..............................         678
  Investments sold ..............................         211
  Deferred organization expenses ................          30
  Other .........................................          15             4,438
                                                    ---------         ---------
    Total Assets ....................................................   157,352

LIABILITIES
Payable for:
  Distributions .................................         751
  Fund shares repurchased .......................         386
Accrued:
  Deferred Trustees fees ........................           3
Other ...........................................         322
                                                    ---------
    Total Liabilities ..............................................      1,462
                                                                      ---------

NET ASSETS .........................................................  $ 155,890
                                                                      ---------

Net asset value & redemption price per share -
Class A ($17,997/1,759) ............................................  $   10.23
                                                                      ---------

Maximum offering price per share - Class A
($10.23/0.9525) ....................................................  $   10.74(a)
                                                                      ---------

Net asset value & offering price per share -
Class B ($137,893/13,479) ..........................................  $   10.23(b)
                                                                      ---------

COMPOSITION OF NET ASSETS
Capital paid in  ...................................................  $ 153,609
Undistributed net investment income ................................        337
Accumulated net realized loss ......................................     (4,414)
Net unrealized appreciation during the period ......................      6,358
                                                                      ---------
                                                                      $ 155,890
                                                                      ---------

(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)
INVESTMENT INCOME
Interest.................................................................  $ 10,820
EXPENSES
Management fee.............................................      $    759
Service fee................................................           345
Distribution fee - Class B.................................           948
Transfer agent.............................................           227
Bookkeeping fee............................................            58
Trustees fee...............................................            15
Custodian fee..............................................             7
Audit fee..................................................            32
Legal fee..................................................            96
Registration fee...........................................            32
Reports to shareholders....................................             6
Amortization of deferred...................................
  organization expenses....................................            18
Other......................................................            19     2,562
                                                                 --------  --------
       Net Investment Income.............................................     8,258
                                                                           --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss..........................................        (2,355)
Net unrealized appreciation during
  the period...............................................        14,952
                                                                 --------
       Net Gain..........................................................    12,597
                                                                           --------
Net Increase in Net Assets From Operations...............................  $ 20,855
                                                                           --------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Year ended
(in thousands)                                                 November 30
                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS                            1995         1994(a)
                                                             ----         -------
Operations:
Net investment income .............................     $   8,258      $   7,305
Net realized loss .................................        (2,355)        (1,389)
Net unrealized appreciation (depreciation) ........        14,952        (11,175)
                                                        ---------      ---------
    Net Increase from Operations ..................        20,855         (5,259)
Distributions:
From net investment income - Class A ..............          (771)           (79)
From net investment income - Class B ..............        (7,619)        (6,882)
                                                        ---------      ---------
                                                           12,465        (12,220)
                                                        ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A ................        12,349          7,128
Value of distributions reinvested - Class A .......           218             11
Cost of shares repurchased - Class A ..............        (1,592)          (862)
                                                        ---------      ---------
                                                           10,975          6,277
                                                        ---------      ---------
Receipts for shares sold - Class B ................        30,411         17,113
Value of distributions reinvested - Class B .......         3,686          3,138
Cost of shares repurchased - Class B ..............       (21,223)       (15,255)
                                                        ---------      ---------
                                                           12,874          4,996
                                                        ---------      ---------
    Net Increase from Fund Share Transactions .....        23,849         11,273
                                                        ---------      ---------
        Total Increase (Decrease) .................        36,314           (947)

NET ASSETS
Beginning of period ...............................       119,576        120,523
                                                        ---------      ---------
End of period (including undistributed net
  investment income of $337 and $432,
  respectively)  ..................................     $ 155,890      $ 119,576
                                                        ---------      ---------

NUMBER OF FUND SHARES
Sold - Class A ....................................         1,253            735
Issued for distributions reinvested - Class A .....            22              1
Repurchased - Class A .............................          (162)           (90)
                                                        ---------      ---------
                                                            1,113            646
                                                        ---------      ---------
Sold - Class B ....................................         3,085          1,738
Issued for distributions reinvested - Class B .....           377            317
Repurchased - Class B .............................        (2,157)        (1,558)
                                                        ---------      ---------
                                                            1,305            497
                                                        ---------      ---------


(a) Class A shares were initially offered on September 1, 1994.

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                             NOVEMBER 30,1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION: Colonial High Yield Municipal Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the- counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

                 Notes to Financial Statements/November 30, 1995
---------------------------------------------------------------------------

NOTE 1.  ACCOUNTING POLICIES - CONT.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $95,525 in con-nection with its organization, initial registration with the Securities and Exchange Commission and various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund, and Colonial Tax-Exempt Insured Fund as follows:

       Average Net Assets                             Annual Fee Rate
   ----------------------------                   -------------------------
      First $1 billion                                     0.60%
      Next $2 billion                                      0.55%
      Next $1 billion                                      0.50%
      Over $4 billion                                      0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $27,077 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $264,994 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $54,203,267 and $34,991,513, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes was approximately:

                   Gross unrealized appreciation .........   $   7,794,000
                   Gross unrealized depreciation .........      (1,436,000)
                                                             -------------
                       Net unrealized appreciation .......   $   6,358,000
                                                             -------------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                      Year of                                Capital loss
                    expiration                               carryforward
                   ------------                            ---------------
                   1996.................................   $        57,000
                   1997.................................           186,000
                   1998.................................           590,000
                   1999.................................           364,000
                   2000.................................           302,000
                   2002.................................         1,731,000
                   2003.................................         2,398,000
                                                           ---------------
                                                           $     5,628,000
                                                           ---------------

The loss carryforwards expiring in 1996, 1997, 1998, and 1999, respectively, were acquired in the merger with Colonial VIP High Yield Municipal Bond Fund.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to share- holders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                                       PERIOD ENDED
                                                     YEAR ENDED NOVEMBER 30                             NOVEMBER 30
                                     ------------------------------------------------------------------------------
                                              1995                          1994                1993        1992
                                     CLASS A        CLASS B       CLASS A(a)     CLASS B      CLASS B    CLASS B(b)
                                     -------       --------       ----------    --------     --------    ----------
Net asset value -
   Beginning of period ............  $ 9.330       $  9.330        $ 9.800      $ 10.320     $ 10.070     $10.000
                                     -------       --------        -------      --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .............    0.656          0.583          0.188         0.605        0.609       0.338(c)
Net realized and
unrealized gain (loss) ............    0.912          0.912         (0.496)       (1.016)       0.277       0.041
                                     -------       --------        -------      --------     --------     -------
   Total from Investment
      Operations ..................    1.568          1.495         (0.308)       (0.411)       0.886       0.379
                                     -------       --------        -------      --------     --------     -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net
investment income .................   (0.668)        (0.595)        (0.162)       (0.579)      (0.636)     (0.309)
                                     -------       --------        -------      --------     --------     -------
Net asset value -
   End of period ..................  $10.230       $ 10.230        $ 9.330      $  9.330     $ 10.320     $10.070
                                     -------       --------        -------      --------     --------     -------
Total return (d) ..................   17.28%         16.42%         (3.15%)(e)    (4.10%)       9.00%       3.80%(e)(f)
                                     -------       --------        -------      --------     --------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses .........................     1.17%(g)       1.92%(g)       1.15%(h)      1.90%        1.94%       2.00%(h)
Fees waived by
   the Adviser ...................       --             --             --            --           --          0.01%(h)
Net investment income ............     6.67%(g)       5.92%(g)       7.19%(h)      6.44%        5.95%       6.83%(h)
Portfolio turnover ...............       26%            26%            25%           25%          31%         13%(h)
Net assets at end
   of period (000) ...............  $17,997       $137,893        $ 6,027      $113,549     $120,523     $63,390

(a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.

(b) The Fund commenced investment operations on June 8, 1992.

(c) Net of fees and expenses waived or borne by the Adviser which amounted to $0.00.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

(h) Annualized.

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------
                                       24

                        REPORT OF INDEPENDENT ACCOUNTANTS

     T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
     COLONIAL HIGH YIELD MUNICIPAL FUND

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Yield Municipal Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you activate any of these services, or call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.


* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Yield Municipal Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial High Yield Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                   COLONIAL INVESTMENT SERVICES, INC. (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             HM-02/485B-1195 (1/96)


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